Supplement to the
Fidelity® Stock Selector All Cap Fund
Class A, Class M, Class C, Class I and Class Z
November 29, 2019
Prospectus

Effective on or about January 1, 2020, John Dowd no longer serves as a co-manager of the fund.

Effective on or about January 1, 2020, the following information supplements similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Ashley Fernandes (co-manager) has managed the fund since January 2020.

Ben Shuleva (co-manager) has managed the fund since January 2020.

It is expected that Ms. Stafford will transition off of the fund effective on or about June 30, 2020. At that time, Mr. Shuleva will assume co-manager responsibilities for Ms. Stafford’s portion of the fund.

Effective on or about January 1, 2020, the following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Ashley Fernandes is co-manager of the fund, which he has managed since January 2020. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Fernandes has worked as a global energy analyst, research analyst, and portfolio manager.

Ben Shuleva is co-manager of the fund, which he has managed since January 2020. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Shuleva has worked as a research analyst and portfolio manager.

It is expected that Ms. Stafford will transition off of the fund effective on or about June 30, 2020. At that time, Mr. Shuleva will assume co-manager responsibilities for Ms. Stafford’s portion of the fund.

AFSS-19-03 1.957632.117	December 24, 2019

Supplement to the
Fidelity® Stock Selector All Cap Fund
Class K
November 29, 2019
Prospectus

Effective on or about January 1, 2020, John Dowd no longer serves as a co-manager of the fund.

Effective on or about January 1, 2020, the following information supplements similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Ashley Fernandes (co-manager) has managed the fund since January 2020.

Ben Shuleva (co-manager) has managed the fund since January 2020.

It is expected that Ms. Stafford will transition off of the fund effective on or about June 30, 2020. At that time, Mr. Shuleva will assume co-manager responsibilities for Ms. Stafford’s portion of the fund.

Effective on or about January 1, 2020, the following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Ashley Fernandes is co-manager of the fund, which he has managed since January 2020. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Fernandes has worked as a global energy analyst, research analyst, and portfolio manager.

Ben Shuleva is co-manager of the fund, which he has managed since January 2020. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Shuleva has worked as a research analyst and portfolio manager.

It is expected that Ms. Stafford will transition off of the fund effective on or about June 30, 2020. At that time, Mr. Shuleva will assume co-manager responsibilities for Ms. Stafford’s portion of the fund.

FSS-K-19-02 1.900390.117	December 24, 2019

Supplement to the
Fidelity® Stock Selector All Cap Fund
November 29, 2019
Prospectus

Effective on or about January 1, 2020, John Dowd no longer serves as a co-manager of the fund.

Effective on or about January 1, 2020, the following information supplements similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Ashley Fernandes (co-manager) has managed the fund since January 2020.

Ben Shuleva (co-manager) has managed the fund since January 2020.

It is expected that Ms. Stafford will transition off of the fund effective on or about June 30, 2020. At that time, Mr. Shuleva will assume co-manager responsibilities for Ms. Stafford’s portion of the fund.

Effective on or about January 1, 2020, the following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Ashley Fernandes is co-manager of the fund, which he has managed since January 2020. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Fernandes has worked as a global energy analyst, research analyst, and portfolio manager.

Ben Shuleva is co-manager of the fund, which he has managed since January 2020. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Shuleva has worked as a research analyst and portfolio manager.

It is expected that Ms. Stafford will transition off of the fund effective on or about June 30, 2020. At that time, Mr. Shuleva will assume co-manager responsibilities for Ms. Stafford’s portion of the fund.

FSS-19-02 1.776228.123	December 24, 2019